Inventories	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Disclosure of inventories [text block]

15Inventories

Inventories are summarized as follows:

Philips Group

Inventories

in millions of EUR

2018 - 2019

	2018	2019
Raw materials and supplies	876	901
Work in process	366	403
Finished goods	1,432	1,469
Inventories	2,674	2,773

The write-down of inventories to net realizable value was EUR 138 million in 2019 (2018: EUR 159 million). The write-down is included in cost of sales.